CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	GZ Proton [Member] CNY	JWYK [Member] CNY	CAH [Member] CNY	CCICC [Member] CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Ordinary Shares [Member] GZ Proton [Member] CNY	Ordinary Shares [Member] JWYK [Member] CNY	Ordinary Shares [Member] CAH [Member] CNY	Ordinary Shares [Member] CCICC [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Treasury Stock [Member] GZ Proton [Member] CNY	Treasury Stock [Member] JWYK [Member] CNY	Treasury Stock [Member] CAH [Member] CNY	Treasury Stock [Member] CCICC [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] GZ Proton [Member] CNY	Additional Paid-in Capital [Member] JWYK [Member] CNY	Additional Paid-in Capital [Member] CAH [Member] CNY	Additional Paid-in Capital [Member] CCICC [Member] CNY	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] CNY	Accumulated Other Comprehensive Loss [Member] GZ Proton [Member] CNY	Accumulated Other Comprehensive Loss [Member] JWYK [Member] CNY	Accumulated Other Comprehensive Loss [Member] CAH [Member] CNY	Accumulated Other Comprehensive Loss [Member] CCICC [Member] CNY	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY	Accumulated Deficit [Member] GZ Proton [Member] CNY	Accumulated Deficit [Member] JWYK [Member] CNY	Accumulated Deficit [Member] CAH [Member] CNY	Accumulated Deficit [Member] CCICC [Member] CNY	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] CNY	Noncontrolling Interests [Member] GZ Proton [Member] CNY	Noncontrolling Interests [Member] JWYK [Member] CNY	Noncontrolling Interests [Member] CAH [Member] CNY	Noncontrolling Interests [Member] CCICC [Member] CNY
Balance at Dec. 31, 2009								108												2,671,910						(3,987)						(514,283)
Balance, shares at Dec. 31, 2009								147,455,500
Net income (loss)		130,918																														129,400						1,518
Other comprehensive income (loss)		(10,848)																								(10,848)
Share-based compensation		9,571																		9,571
Share repurchase		(76,780)						(3)												(76,777)
Share repurchase, shares								(5,101,968)
Acquisition of entity						95,226																																				95,226
Balance at Dec. 31, 2010		2,301,835						105												2,604,704						(14,835)						(384,883)						96,744
Balance, shares at Dec. 31, 2010								142,353,532
Net income (loss)		(211,352)																														(215,003)						3,651
Other comprehensive income (loss)		(2,760)																								(2,760)
Share-based compensation		9,234																		9,234
Share repurchase		(6,911)												(1)						(6,910)
Share repurchase, shares								(945,935)
Dividends		(55,151)																		(55,151)
Contributions by noncontrolling interests			3,201																																				3,201
Balance at Dec. 31, 2011		2,038,096						105						(1)						2,551,877						(17,595)						(599,886)						103,596
Balance, shares at Dec. 31, 2011								141,403,597
Net income (loss)	21,586	134,480																														130,831						3,649
Other comprehensive income (loss)	102	640																								640
Share-based compensation		9,084																		9,084
Share repurchase		(43,469)												(4)						(43,465)
Share repurchase, shares								(5,916,189)
Contributions by noncontrolling interests				4,900																																				4,900
Acquisition of entity					196,179																																				196,179
Balance at Dec. 31, 2012	$ 375,581	2,339,910					$ 17	105					$ (1)	(5)					$ 404,086	2,517,496					$ (2,721)	(16,955)					$ (75,289)	(469,055)					$ 49,489	308,324
Balance, shares at Dec. 31, 2012							142,353,532